Critical Accounting Estimates And Judgments - Additional Information (Details) - CAD ($)	1 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	$ 19,703,000	$ 7,777,000
Goodwill impairment	0
Oss [Member]
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	2,800,000
Untrecht [Member]
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	$ 4,300,000
Weighted Average Costs of Capital | CGUs One
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Key assumptions input	14.27